Shares Issuable Upon the Exercise of Warrants (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable, Issued in fulfillment of subscriptions	3,000,000
Number of shares potentially issuable, Exercised
Number of shares potentially issuable, ending balance	3,000,000
Weighted average exercise price, Issued in fulfillment of subscriptions	$ 0.75
Weighted average exercise price, Exercised
Weighted average exercise price, ending balance	$ 0.75